Other Long-term Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Copyrights, licenses, domain names, trademark and technology	¥ 4,125,433		¥ 3,639,211
Long-term receivable	84,849		1,599,524
Long-term interest receivables	113,006
Goodwill	318,943
Staff housing loans	63,531		71,997
Non-current deposits	166,210		140,869
Others	236,710		215,009
Total	¥ 5,108,682	$ 782,940	¥ 5,666,610
Alibaba | Equal to or more than
Expected period of long-term receivables (in years)	1 year